Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Initial Class, Service Class and Service Class 2
April 30, 2019
Prospectus

Richard Malnight no longer serves as a co-manager of the fund.

Effective on or about January 1, 2020, Ashley Fernandes has replaced Jonathan Kasen as a co-manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jody Simes (co-manager) has managed the fund since November 2019.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Melissa Reilly (co-manager) has managed the fund since January 2020.

Effective on or about January 1, 2020, the following biographical information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes is co-manager of the fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Fernandes has worked as a global energy analyst, research analyst, and portfolio manager.

Melissa Reilly is co-manager of the fund, which she has managed since January 2020. She also manages other funds. Since joining Fidelity Investments in 2004, Ms. Reilly has worked as a chief investment officer and portfolio manager.

The following biographical information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jody Simes is co-manager of the fund, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

VBAL-19-03 1.918616.114	December 24, 2019

Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Investor Class
April 30, 2019
Prospectus

Richard Malnight no longer serves as a co-manager of the fund.

Effective on or about January 1, 2020, Ashley Fernandes has replaced Jonathan Kasen as a co-manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jody Simes (co-manager) has managed the fund since November 2019.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Melissa Reilly (co-manager) has managed the fund since January 2020.

Effective on or about January 1, 2020, the following biographical information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes is co-manager of the fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Fernandes has worked as a global energy analyst, research analyst, and portfolio manager.

Melissa Reilly is co-manager of the fund, which she has managed since January 2020. She also manages other funds. Since joining Fidelity Investments in 2004, Ms. Reilly has worked as a chief investment officer and portfolio manager.

The following biographical information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jody Simes is co-manager of the fund, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

VB-INV-19-03 1.918617.114	December 24, 2019

Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Initial Class, Service Class and Service Class 2
April 30, 2019
Prospectus

Richard Malnight no longer serves as a co-manager of the fund.

Effective on or about January 1, 2020, Ashley Fernandes has replaced Jonathan Kasen as a co-manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jody Simes (co-manager) has managed the fund since November 2019.

Effective on or about January 1, 2020, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Melissa Reilly (co-manager) has managed the fund since January 2020.

Effective on or about January 1, 2020, the following biographical information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes is co-manager of the fund, which he has managed since January 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Fernandes has worked as a global energy analyst, research analyst, and portfolio manager.

Melissa Reilly is co-manager of the fund, which she has managed since January 2020. She also manages other funds. Since joining Fidelity Investments in 2004, Ms. Reilly has worked as a chief investment officer and portfolio manager.

The following biographical information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jody Simes is co-manager of the fund, which he has managed since November 2019. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

VBAL-ND-19-03 1.9897417.102	December 24, 2019